Pledged Assets	12 Months Ended
Dec. 31, 2018
Disclosure Of Pledged Assets [Abstract]
Pledged Assets
8.	PLEDGED ASSETS

(1)

	December 31,
Assets pledged	2017	2018		Pledge purpose
	NT$000	NT$000	US$000
Shown as “Property, plant and equipment”
Land	$14,962	$14,962	$489	Note
Buildings	24,172	23,516	768	Note
	$39,134	$38,478	$1,257

Note: Provided as collateral for borrowings.

(2)

Pursuant to the loan and security agreement entered between Cathay Bank and the Company and its subsidiary, TLC US, on December 27, 2018, except for the Intellectual Property, including trademarks, patents, copyrights, servicemarks, technology, trade secrets, and etc., defined in the loan agreement, all other personal property, including tangible and intangible assets, of the Company and its subsidiary, TLC US are pledged as collateral for borrowings. Cathay Bank constitutes a first priority security interest in the personal property of the Company and TLC US located in the United States and does not constitute a first priority security interest in the personal property of the Company located outside of the United States.